INCOME TAXES (Details) - USD ($)	Apr. 30, 2017	Apr. 30, 2016
Deferred tax asset:
Net operating loss carryforward	$ 3,373,482	$ 3,155,766
Valuation allowance	(3,373,482)	(3,155,766)
Total